Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Dreyfus Government Prime Cash Management
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund currently invests only in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest. Effective September 1, 2015, to pursue its goal, the fund will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, and cash. The securities in which the fund will invest include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate. Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" or "institutional municipal" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price. In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7. The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the funds by April 14, 2016. As a result of the amendments, additional expenses may be incurred by the fund.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3, 2006: 1.26% Worst Quarter Q4, 2014: 0.00% The year-to-date total return of the fund's Administrative shares as of 3/31/15 was 0.00%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the current yield for Administrative shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/14
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-346-3621
Dreyfus Government Prime Cash Management - Administrative Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	418
Annual Return 2005	rr_AnnualReturn2005	2.90%
Annual Return 2006	rr_AnnualReturn2006	4.76%
Annual Return 2007	rr_AnnualReturn2007	4.89%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Annual Return 2013	rr_AnnualReturn2013	0.00%
Annual Return 2014	rr_AnnualReturn2014	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.45%